RELATED PARTY TRANSACTIONS - Related Party Share Issuance/Transfers (Details) - USD ($)				1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 11, 2025	Aug. 09, 2024	Feb. 09, 2024	Jul. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				42,510
Conversion, capital transferred				2,412,930
Shares issued as payment towards contingent guarantee				$ 1,210,290
Common stock, value					$ 12,681			$ 4,016		$ 21	$ 503
Common stock issued to for consulting services (in shares)	200,000
Common stock, par value (in dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued under Tau agreement settled							$ 148,381	$ 1,870,381
Post Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued under Tau agreement settled			$ 1,462,650
Promissory Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes				21,299
Principal amount					$ 438,922
Secured convertible notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes				217,397
Chardan Note
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes				212,803
Principal amount				400,000	$ 959,764
Shares transferred							37,717	4,250,000
Chardan Note | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares transferred								2,744,623
Short and Long Term Notes
RELATED PARTY TRANSACTIONS
Shares issued to pay interest on convertible notes				$ 351,141
Quantum Ventures LLC | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred								6,113
Quantum Ventures LLC | Chardan Note
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							6,113
Quantum Ventures LLC | Chardan Note | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred								2,427
Quantum Ventures LLC | Sponsor | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, capital transferred				2,550,588
Quantum Ventures LLC | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				25,982
Quantum Ventures LLC | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				1,558,923
Atlas FinTech
RELATED PARTY TRANSACTIONS
Shares transferred		46,471
Common stock, value		$ 803,860
Reimbursement shares transferred		22,292
Common stock issued to for consulting services (in shares)		68,763
Common stock, par value (in dollars per share)		$ 0.0001
Atlas FinTech | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Shares transferred		2,788,276
Reimbursement shares transferred								1,337,500
Number of additional shares issued		991,665
Common stock issued to for consulting services (in shares)		4,125,776
Atlas FinTech | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred								2,119
Shares transferred		46,471
Reimbursement shares transferred		22,292
Number of additional shares issued		16,528
Common stock issued to for consulting services (in shares)		68,763
Atlas FinTech | Chardan Note
RELATED PARTY TRANSACTIONS
Conversion, shares transferred							2,119
Atlas FinTech | Chardan Note | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred								877
Atlas FinTech | Sponsor | Post Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, capital transferred				42,510
Atlas FinTech | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				16,528
Atlas FinTech | Sponsor | Shares issuable pursuant to Short Term and Long Term Notes | Pre Reverse Split
RELATED PARTY TRANSACTIONS
Conversion, shares transferred				991,665
Atlas FinTech | Related Party
RELATED PARTY TRANSACTIONS
Value of shares transferred						$ 177,334
Shares issued under Tau agreement settled						$ 27,282